(JEFFERSON FUNDS LOGO)

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)

                                                        GROWTH &
                                                      INCOME FUND    REIT FUND
                                                      -----------    ---------
ASSETS:
  Investments, at current value
    (cost $4,024,135, $1,532,774)                      $4,433,293   $1,685,819
  Dividends receivable                                        148        1,978
  Interest receivable                                       2,614          863
  Receivable from Adviser                                   1,621           --
  Receivable for fund shares purchased                     22,786           --
  Other assets                                              5,104        2,663
                                                       ----------   ----------
      Total Assets                                      4,465,566    1,691,323
                                                       ----------   ----------

LIABILITIES:
  Payable for fund shares redeemed                             27           --
  Accrued expenses                                         42,474       27,543
  Other payable                                                --       38,128
                                                       ----------   ----------
      Total Liabilities                                    42,501       65,671
                                                       ----------   ----------
NET ASSETS                                             $4,423,065   $1,625,652
                                                       ----------   ----------
                                                       ----------   ----------

NET ASSETS CONSIST OF:
  Capital Stock                                        $4,623,293   $1,511,726
  Undistributed net investment income (loss)               (6,958)      12,293
  Undistributed accumulated net
    realized loss on investments                         (602,428)     (51,412)
  Unrealized net appreciation of investments:             409,158      153,045
                                                       ----------   ----------
      Total Net Assets                                 $4,423,065   $1,625,652
                                                       ----------   ----------
                                                       ----------   ----------

  Shares outstanding (unlimited number authorized)        423,185      151,325
  Net asset value and offering price per share         $    10.45   $    10.74
                                                       ----------   ----------
                                                       ----------   ----------
  Maximum offering price per share                     $    11.06   $    11.37
                                                       ----------   ----------
                                                       ----------   ----------

                     See notes to the financial statements.

STATEMENT OF OPERATIONS
(UNAUDITED)

                                         GROWTH & INCOME FUND     REIT FUND
                                           SIX MONTHS ENDED    SIX MONTHS ENDED
                                            APRIL 30, 2001      APRIL 30, 2001
                                         --------------------  ----------------
INVESTMENT INCOME:
   Dividend income                            $  23,927            $ 69,579
   Interest income                               25,138               2,877
                                              ---------            --------
      Total investment income                    49,065              72,456
                                              ---------            --------

EXPENSES:
   Investment advisory fees                      13,462               4,573
   Administration fees                            9,883               9,893
   Shareholder servicing and
     accounting fees and expense                 22,046              16,946
   Distribution fees                              5,612               1,904
   Custody fees                                   2,911               1,076
   Federal and state registration fees              701                 405
   Professional fees                             11,701               9,537
   Reports to shareholders                        2,616                 624
   Trustees' fees and expenses                    1,424               1,546
   Miscellaneous                                  4,962               1,172
                                              ---------            --------
       Total expense before waiver
         and reimbursement                       75,318              47,676
       Less: Waiver of expenses and
         reimbursement from Adviser             (19,295)            (28,625)
                                              ---------            --------
      Net expenses                               56,023              19,051
                                              ---------            --------
NET INVESTMENT INCOME (LOSS):                    (6,958)             53,405
                                              ---------            --------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on investments             (70,537)               (440)
   Net change in unrealized appreciation /
     (depreciation) of investment              (570,292)             18,229
                                              ---------            --------
      Net gain (loss) on investments           (640,829)             17,789
                                              ---------            --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $(647,787)           $ 71,194
                                              ---------            --------
                                              ---------            --------

                     See notes to the financial statements.

GROWTH & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
                                             APRIL 30, 2001       YEAR ENDED
                                               (UNAUDITED)     OCTOBER 31, 2000
                                            ----------------   ----------------
OPERATIONS:
   Net investment loss                         $   (6,958)       $  (30,796)
   Net realized loss on investments               (70,537)         (180,066)
   Change in unrealized appreciation
     (depreciation) on investments               (570,292)          706,800
                                               ----------        ----------
      Net increase (decrease) in net
        assets resulting from operations         (647,787)          495,938
                                               ----------        ----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                    284,263         1,339,967
   Shares issued to holders in
     reinvestment of dividends                         --            50,241
   Shares redeemed                               (557,019)       (4,034,032)
                                               ----------        ----------
      Net decrease in net assets resulting
        From capital share transactions          (272,756)       (2,643,824)
                                               ----------        ----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income                          --            (5,993)
   Tax return of capital                               --           (38,453)
                                               ----------        ----------
      Total distributions to
        Class A shareholders                           --           (44,446)
                                               ----------        ----------

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income                          --              (856)
   Tax return of capital                               --            (5,450)
                                               ----------        ----------
      Total distributions to
        Class B shareholders                           --            (6,306)
                                               ----------        ----------
TOTAL DECREASE IN NET ASSETS                     (920,543)       (2,198,638)

NET ASSETS:
   Beginning of year                            5,343,608         7,542,246
                                               ----------        ----------
   End of period (including undistributed
     net investment income of $0
     and $0 respectively)                      $4,423,065        $5,343,608
                                               ----------        ----------
                                               ----------        ----------

                     See notes to the financial statements.

REIT FUND
STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
                                             APRIL 30, 2001       YEAR ENDED
                                               (UNAUDITED)     OCTOBER 31, 2000
                                            ----------------   ----------------
OPERATIONS:
   Net investment income                       $   53,405         $   67,810
   Net realized loss on investments                  (440)           (52,649)
   Change in unrealized appreciation
     (depreciation) on investments                 18,229            260,674
                                               ----------         ----------
      Net increase in net assets
        resulting from operations                  71,194            275,835
                                               ----------         ----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                    290,259            783,312
   Shares issued to holders in
     reinvestment of dividends                     48,490             52,164
   Shares redeemed                               (129,009)          (793,257)
                                               ----------         ----------
      Net increase in net assets resulting
        From capital share transactions           209,740             42,219
                                               ----------         ----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income                     (59,590)           (49,811)
   Tax return of capital                               --             (8,282)
                                               ----------         ----------
      Total distributions to
        Class A shareholders                      (59,590)           (58,093)
                                               ----------         ----------

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income                          --             (5,229)
   Tax return of capital                               --               (870)
                                               ----------         ----------
      Total distributions to
        Class B shareholders                           --             (6,099)
                                               ----------         ----------
TOTAL INCREASE IN NET ASSETS                      221,344            253,862

NET ASSETS:
   Beginning of year                            1,404,308          1,150,446
                                               ----------         ----------
   End of year (including undistributed
     net investment income of $12,292
     and $18,478 respectively)                 $1,625,652         $1,404,308
                                               ----------         ----------
                                               ----------         ----------

                     See notes to the financial statements.

GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS

                                             SIX MONTHS
                                               ENDED
                                             APRIL 30,                             YEARS ENDED OCTOBER 31,
                                                2001         -------------------------------------------------------------------
                                            (UNAUDITED)        2000           1999           1998           1997           1996
                                            -----------      -------        -------        -------        -------        -------
                                              CLASS A        CLASS A        CLASS A        CLASS A        CLASS A        CLASS A
                                              -------        -------        -------        -------        -------        -------
PER SHARE DATA:
   Net asset value, beginning of year          $11.89         $10.80         $10.40         $12.26         $10.91         $10.04
   Income from investment operations:
   Net investment income                        (0.02)         (0.06)          0.25           0.32           0.29           0.27
   Net realized and unrealized
     gains on securities                        (1.42)          1.23           0.86          (1.09)          1.40           0.87
                                               ------         ------         ------         ------         ------         ------
       Total from investment operations         (1.44)          1.17           1.11          (0.77)          1.69           1.14

   Less distributions:
   Dividends from net
     investment income                             --          (0.01)         (0.27)         (0.32)         (0.29)         (0.27)
   Distributions from net
     realized gains                                --             --          (0.44)         (0.77)         (0.05)            --
   Tax return of capital                           --          (0.07)            --             --             --             --
                                               ------         ------         ------         ------         ------         ------
       Total distributions                         --          (0.08)         (0.71)         (1.09)         (0.34)         (0.27)
                                               ------         ------         ------         ------         ------         ------
   Net asset value, end of period              $10.45         $11.89         $10.80         $10.40         $12.26         $10.91
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
TOTAL RETURN1<F1>                             (12.11%)2<F2>   10.90%         10.88%         (7.01%)        15.56%         11.50%

SUPPLEMENTAL
  DATA AND RATIOS:
   Net assets, in thousands, end of period     $4,423         $5,344         $6,336         $6,838         $6,815         $4,688
   Ratio of net expense
     to average net assets:
   Before expense reimbursement                 3.36%3<F3>     3.26%          2.65%          2.75%          2.96%          5.95%
   After expense reimbursement                  2.50%3<F3>     2.46%          1.15%          1.15%          1.15%          1.15%
   Ratio of net investment income
     to average net assets:
   Before expense reimbursement                (1.17%)3<F3>   (1.27%)         0.91%          1.11%          1.01%         (1.77%)
   After expense reimbursement                 (0.31%)3<F3>   (0.47%)         2.41%          2.71%          2.82%          3.03%
   Portfolio turnover rate                     45.12%        144.26%         94.73%        136.94%         98.37%        131.98%

1<F1> The total return calculation does not reflect the 5.5% front end sales charge for Class A.
2<F2>  Not annualized
3<F3>  Annualized.

                     See notes to the financial statements.

REIT FUND
FINANCIAL HIGHLIGHTS

                                                                            SIX MONTHS
                                                                              ENDED                            MARCH 1, 19991<F4>
                                                                          APRIL 30, 2001       YEAR ENDED           THROUGH
                                                                           (UNAUDITED)      OCTOBER 31, 2000    OCTOBER 31, 1999
                                                                          --------------    ----------------    ----------------
                                                                             CLASS A            CLASS A             CLASS A
                                                                             -------            -------             -------
PER SHARE DATA:
   Net asset value, beginning of period                                       $10.64             $ 9.22              $10.00
   Income from investment operations:
   Net investment income                                                        0.375<F8>          0.49                0.30
   Net realized and unrealized gains (losses) on securities                     0.14               1.41               (0.82)
                                                                              ------             ------              ------
       Total from investment operations                                         0.51               1.90               (0.52)

   Less distributions:
   Dividends from net investment income                                        (0.41)             (0.41)              (0.26)
   Distributions from net realized gains                                          --                 --                  --
   Tax return of capital                                                          --              (0.07)                 --
                                                                              ------             ------              ------
       Total distributions                                                     (0.41)             (0.48)              (0.26)
                                                                              ------             ------              ------
   Net asset value, end of period                                             $10.74             $10.64              $ 9.22
                                                                              ------             ------              ------
                                                                              ------             ------              ------
TOTAL RETURN2<F5>                                                              4.77%3<F6>        21.24%              (5.32%)3<F6>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                                    $1,626             $1,404                $817
   Ratio of net expense to average net assets:
   Before expense reimbursement                                                6.25%4<F7>         6.13%              12.71%4<F7>
   After expense reimbursement                                                 2.50%4<F7>         2.11%               1.15%4<F7>
   Ratio of net investment income to average net assets:
   Before expense reimbursement                                                3.25%4<F7>         0.89%              (6.20%)4<F7>
   After expense reimbursement                                                 7.01%4<F7>         4.91%               5.36%4<F7>
   Portfolio turnover rate                                                     3.82%             15.17%               1.36%

1<F4>   Commencement of operations.
2<F5> The total return calculation does not reflect the 5.5% front end sales charge for Class A.
3<F6>   Not annualized.
4<F7>   Annualized.
5<F8>   Calculated using average shares outstanding during the period.

                     See notes to the financial statements.

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                              -----
            COMMON STOCKS -- 68.48%*<F9>

            Aerospace -- 5.22%*<F9>
   2,800    Embraer - Empresa Brasileira
              de Aeronautica S.A. ADR                               $  125,468
   3,000    Lockheed Martin Corporation                                105,480
                                                                    ----------
                                                                       230,948
                                                                    ----------

            Business Services -- 3.57%*<F9>
     600    Omnicom Group, Inc.                                         52,710
   5,100    The Reynolds and
              Reynolds Company                                         105,366
                                                                    ----------
                                                                       158,076
                                                                    ----------

            Chemicals -- 3.94%*<F9>
  17,200    Syngenta AG ADR**<F10>                                     174,064
                                                                    ----------

            Consumer Products -- 1.24%*<F9>
   4,200    The Dial Corporation                                        54,810
                                                                    ----------

            Electronics -- 1.70%*<F9>
   4,700    II-VI, Inc.**<F10>                                          75,059
                                                                    ----------

            Entertainment & Leisure -- 6.16%*<F9>
   5,000    Anchor Gaming **<F10>                                      272,500
                                                                    ----------

            Financial Services -- 6.93%*<F9>
   1,000    AmeriCredit Corporation**<F10>                              46,360
   4,000    MGIC Investment Corporation                                259,960
                                                                    ----------
                                                                       306,320
                                                                    ----------

            Manufacturing -- 4.83%*<F9>
   4,200    CLARCOR, Inc.                                              103,740
   4,000    The Manitowoc Company, Inc.                                110,000
                                                                    ----------
                                                                       213,740
                                                                    ----------

            Medical -- 12.18%*<F9>
   2,000    ALZA Corporation **<F10>                                    91,440
   5,000    Beckman Coulter, Inc.                                      177,750
   9,200    Covance, Inc.**<F10>                                       151,340
   1,800    ICU Medical, Inc.**<F10>                                    69,210
     500    Wellpoint Health
              Networks, Inc. **<F10>                                    49,125
                                                                    ----------
                                                                       538,865
                                                                    ----------

            Oil Company -- 4.88%*<F9>
   2,000    Stone Energy Corporation**<F10>                             99,400
   4,400    UGI Corporation                                            116,380
                                                                    ----------
                                                                       215,780
                                                                    ----------

            Real Estate Investment Trusts -- 14.05%*<F9>
   4,000    AMB Property Corporation                                    99,600
   2,000    Avalonbay Communities, Inc.                                 90,800
  13,000    Mission West Properties, Inc.                              167,700
   3,700    SL Green Realty Corporation                                105,857
   2,200    Simon Property Group, Inc.                                  58,234
   1,800    Spieker Properties, Inc.                                    99,360
                                                                    ----------
                                                                       621,551
                                                                    ----------

            Retail -- 2.41%*<F9>
   3,600    Longs Drug Stores Corporation                              106,740
                                                                    ----------

            Schools -- 1.37%*<F9>
   1,700    ITT Educational Services, Inc.**<F10>                       60,520
                                                                    ----------
            TOTAL COMMON STOCKS
              (COST $2,619,815)                                      3,028,973
                                                                    ----------

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                              -----
            SHORT-TERM INVESTMENTS -- 31.75%*<F9>

            Repurchase Agreement -- 16.57%*<F9>
$733,000    Firstar Bank N.A., 3.50% ,
              dated 4/30/01, due 5/1/01                                733,000
                                                                    ----------

            Variable Rate Demand Notes#<F11> -- 15.18%*<F9>
 155,712    American Family, 4.09%                                     155,712
 167,523    Sara Lee Corporation, 4.07%                                167,253
 174,396    Wisconsin Corporate Central
              Credit Union, 4.14%                                      174,396
 173,959    Wisconsin Electric, 4.09%                                  173,959
                                                                    ----------
                                                                       671,320
                                                                    ----------
            TOTAL SHORT-TERM INVESTMENTS
              (COST $1,404,320)                                      1,404,320
                                                                    ----------
            TOTAL INVESTMENTS
              (COST $4,024,135)                                      4,433,293
                                                                    ----------
            LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (0.23%)*<F9>                          (10,228)
                                                                    ----------
            TOTAL NET
              ASSETS -- 100.0%                                      $4,423,065
                                                                    ----------
                                                                    ----------

   *<F9>   Calculated as a percentage of net assets.
 **<F10>   Non-income producing security.
     ADR   American Depositary Receipt
  #<F11> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2001.

                     See notes to the financial statements.

REIT FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                              -----
             COMMON STOCKS -- 91.27%*<F12>

             Healthcare -- 3.73%*<F12>
     2,526   Healthcare Realty Trust, Inc.                          $   60,624
                                                                    ----------

             Industrial -- 20.02%*<F12>
     2,200   AMB Property Corporation                                   54,780
     1,100   Alexandria Real Estate
               Equities, Inc.                                           40,832
     1,100   CenterPoint Properties Corporation                         51,260
     2,100   Duke-Weeks Realty Corporation                              48,384
     1,500   First Industrial Realty Trust, Inc.                        46,125
     2,110   PS Business Parks, Inc.                                    56,379
     1,000   Public Storage, Inc.                                       27,230
        16   Public Storage, Inc. Class A                                  388
                                                                    ----------
                                                                       325,378
                                                                    ----------

             Office -- 25.45%*<F12>
     1,200   Boston Properties, Inc.                                    47,412
     1,800   Brandywine Realty Trust                                    35,496
     1,500   CarrAmerica Realty Corporation                             43,125
     1,600   Equity Office Properties Trust                             45,680
     2,100   Great Lakes REIT, Inc.                                     35,595
     5,000   Mission West Properties, Inc.                              64,500
     1,300   Prentiss Properties Trust                                  32,955
     1,300   SL Green Realty Corporation                                37,193
     1,300   Spieker Properties, Inc.                                   71,760
                                                                    ----------
                                                                       413,716
                                                                    ----------

             Residential -- 22.43%*<F12>
     1,000   Apartment Investment
               & Management Company                                     44,580
     2,000   Archstone Communities Trust                                51,560
     1,400   Avalonbay Communities, Inc.                                63,560
       800   Chateau Communities, Inc.                                  24,880
     1,400   Equity Residential
               Properties Trust                                         73,486
     4,000   Heartland Partners
               L.P. Class A**<F13>                                      67,000
     1,200   Home Properties of
               New York, Inc.                                           34,020
     1,000   Pacific Gulf Properties, Inc.                               5,640
                                                                    ----------
                                                                       364,726
                                                                    ----------

             Retail -- 12.54%*<F12>
     1,000   Chelsea Property Group, Inc.                               43,750
     1,000   General Growth Properties, Inc.                            36,110
     2,000   Simon Property Group, Inc.                                 52,940
     3,000   Taubman Centers, Inc.                                      37,200
       800   Weingarten Realty Investors                                33,904
                                                                    ----------
                                                                       203,904
                                                                    ----------

             Specialty -- 7.10%*<F12>
     2,000   Hospitality Properties Trust                               52,700
     2,000   Pinnacle Entertainment, Inc.                               19,980
     1,700   Plum Creek Timber
               Company, Inc.                                            42,721
                                                                    ----------
                                                                       115,401
                                                                    ----------
             TOTAL COMMON STOCKS
               (COST $1,330,704)                                     1,483,749
                                                                    ----------

PRINCIPAL
  AMOUNT                                                               VALUE
---------                                                              -----
             SHORT-TERM INVESTMENTS -- 12.43%*<F12>

             Variable Rate Demand Notes#<F14> -- 12.43%*<F12>
   $48,986   American Family, 4.09%                                     48,986
    37,842   Sara Lee Corporation, 4.07%                                37,842
    59,910   Wisconsin Corporate Central
               Credit Union, 4.14%                                      59,910
    55,332   Wisconsin Electric, 4.09%                                  55,332
                                                                    ----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $202,070)                                         202,070
                                                                    ----------
             TOTAL INVESTMENTS
               (COST $1,532,774)                                     1,685,819
                                                                    ----------
             LIABILITIES IN EXCESS OF
               OTHER ASSETS -- (3.70)%                                 (60,167)
                                                                    ----------
             TOTAL NET
               ASSETS -- 100.00%                                    $1,625,652
                                                                    ----------
                                                                    ----------

 *<F12>   Calculated as a percentage of net assets
**<F13>   Non-income producing security.
 #<F14> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of April 30, 2001.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED)

1).  ORGANIZATION

The Jefferson Fund Group Trust (the "Trust") was organized as a business trust under the laws of Delaware on January 20, 1995 and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently authorized are the Jefferson Growth & Income Fund (the "Growth & Income Fund") and the Jefferson REIT Fund (the "REIT Fund"), collectively known as (the "Funds").

Costs incurred by the Trust in connection with the organization, registration and initial public offering of shares aggregated $65,659. These costs were amortized from the date the Trust commenced operations and became fully amortized in 2000. The only series authorized at the commencement of operations was the Growth & Income Fund. The REIT Fund commenced operations on March 1, 1999, all organizational costs incurred by the Trust in connection with the organization, registration and initial public offering of these series were expensed as incurred.

The Trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust has issued one class of shares of the Funds:
Class A. The Class A shares are subject to a service organization fee of 0.25% pursuant to Rule 12b-1 and a front-end sales charge imposed at the time of purchase in accordance with the Fund's prospectus. The maximum front-end sales charge is 5.50% of the offering price or 5.82% of the net asset value.

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a). Investment Valuations -- Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day are valued at the most recent bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Securities for which market quotations are not readily available, and securities which are restricted as to resale are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees.

Because the REIT Fund may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Fund may be subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers and tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held my be paid in full and distributions of capital returns may be made at any time.

b). Federal Income Taxes -- Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intends to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

c). Income and Expenses -- The Funds are charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees. Net investment income other than class specific expenses, and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

d). Distributions to Shareholders -- Dividends from net investment income are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, will be declared at least annually.

A portion of the dividend income recorded by the REIT Fund is from distributions by publicly traded REITs and such distributions for tax purposes may consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the REIT Fund as a reduction of the cost basis of the securities held. The character of such distributions, for tax purposes, is determined by the REIT Fund based on estimates and information received by the REIT Fund from the REITs.

e). Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f). Other -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3).  CAPITAL SHARE TRANSACTIONS

On January 6, 2000 the Board of Trustees voted to eliminate the Class B shares of the Jefferson Growth & Income Fund and the Jefferson REIT Fund. Thus effective the close of business on February 14, 2000, Class B shares were converted to Class A shares of each respective Fund. The shareholders did not pay the contingent deferred sales charge. Class B shareholders received shares of Class A based on their Class B balance.

Transactions in shares of the Funds were as follows:

GROWTH & INCOME FUND
                                                      CLASS A
                                   -------------------------------------------
                                    SIX MONTHS ENDED            YEAR ENDED
                                     APRIL 30, 2001          OCTOBER 31, 2000
                                   -----------------        ------------------
                                   AMOUNT     SHARES        AMOUNT      SHARES
                                   ------     ------        ------      ------
   Shares sold                    $ 284,263   26,599     $ 1,339,967   124,861
   Shares issued to
     holders in reinvest-
     ment of dividends                   --       --          44,402     4,040
   Shares redeemed                 (557,019) (52,980)     (2,832,349) (265,768)
                                  ---------  -------     -----------  --------
   Net decrease                   $(272,756) (26,381)    $(1,447,980) (136,867)
                                  ---------  -------     -----------  --------
                                  ---------  -------     -----------  --------

                                                      CLASS B
                                   -------------------------------------------
                                    SIX MONTHS ENDED            YEAR ENDED
                                     APRIL 30, 2001          OCTOBER 31, 2000
                                   -----------------        ------------------
                                   AMOUNT     SHARES        AMOUNT      SHARES
                                   ------     ------        ------      ------
   Shares sold                    $      --       --     $        --        --
   Shares issued to
     holders in reinvest-
     ment of dividends                   --       --           5,839       534
   Shares redeemed                       --       --      (1,201,683) (112,800)
                                  ---------  -------     -----------  --------
   Net decrease                   $      --       --     $(1,195,844) (112,266)
                                  ---------  -------     -----------  --------
                                  ---------  -------     -----------  --------

On February 14, 2000 Class B Shareholders exchanged their shares for 100,204 shares of Class A, at a ratio of .99:1 shares. These shares are included above in Class A shares sold and in Class B shares redeemed. Class B was subsequently closed to new investors.

REIT FUND
                                                      CLASS A
                                   -------------------------------------------
                                    SIX MONTHS ENDED            YEAR ENDED
                                     APRIL 30, 2001          OCTOBER 31, 2000
                                   -----------------        ------------------
                                   AMOUNT     SHARES        AMOUNT      SHARES
                                   ------     ------        ------      ------
   Shares sold                    $ 290,259   26,820      $ 738,801     80,773
   Shares issued to
     holders in reinvest-
     ment of dividends               48,490    4,454         46,974      4,779
   Shares redeemed                 (129,009) (11,955)      (417,898)   (42,113)
                                  ---------  -------      ---------    -------
   Net increase                   $ 209,740   19,319      $ 367,877     43,439
                                  ---------  -------      ---------    -------
                                  ---------  -------      ---------    -------

                                                      CLASS B
                                   -------------------------------------------
                                    SIX MONTHS ENDED            YEAR ENDED
                                     APRIL 30, 2001          OCTOBER 31, 2000
                                   -----------------        ------------------
                                   AMOUNT     SHARES        AMOUNT      SHARES
                                   ------     ------        ------      ------
   Shares sold                    $      --       --      $  44,511      4,787
   Shares issued to
     holders in reinvest-
     ment of dividends                   --       --          5,190        563
   Shares redeemed                       --       --       (375,359)   (41,419)
                                  ---------  -------      ---------    -------
   Net (decrease)
     increase                     $      --       --      $(325,658)   (36,069)
                                  ---------  -------      ---------    -------
                                  ---------  -------      ---------    -------

On February 14, 2000 Class B Shareholders exchanged their shares for 41,660 shares of Class A, at a ratio of 1.01:1 shares. These shares are included above in Class A shares sold and in Class B shares redeemed. Class B was subsequently closed to new investors.

4).  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, by the Funds for the period ended April 30, 2001, were as follows:

                                             PURCHASES             SALES
                                             ---------             -----
GROWTH & INCOME FUND
   U.S. Government                           $       --          $       --
   Other                                      1,602,090           2,921,511

REIT FUND
   U.S. Government                           $       --          $       --
   Other                                         74,680              55,370

At April 30, 2001, gross unrealized appreciation and depreciation of investments for federal income tax purposes was as follows:

GROWTH & INCOME FUND
   Appreciation                                                  $  470,359
   (Depreciation)                                                   (61,201)
                                                                 ----------
   Net unrealized appreciation
     on investments                                              $  409,158
                                                                 ----------
                                                                 ----------

REIT FUND
   Appreciation                                                  $  201,811
   (Depreciation)                                                   (48,766)
                                                                 ----------
   Net unrealized appreciation
     on investments                                              $  153,045
                                                                 ----------
                                                                 ----------

At April 30, 2001, the cost of investments for federal income tax purposes for the Growth & Income Fund and the REIT Fund were $4,024,135 and $1,532,774, respectively.

5).  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Uniplan, Inc. is the Investment Adviser and Jefferson Advisers, Inc. is the administrative and marketing agent for the Growth & Income Fund. Uniplan, Inc. was the investment adviser for the REIT Fund during the period ended April 30, 2001.

Pursuant to their Advisory Agreements with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.60% as applied to the Funds' daily net assets.

The Funds have adopted a plan providing that if the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 2.50% of average net assets for Class A, the Advisers may waive or may reimburse the Funds for the amount of such excess. Accordingly, for the period ended April 30, 2001, the Advisers have waived and reimbursed the Growth & Income Fund and REIT Fund $19,295 and $28,625, respectively.

The Trust has a Distribution Agreement with Quasar Distributors, LLC (the "Distributor"). Prior to December 1, 2000, Adviser Dealer Services, Inc. was Distributor of the Trust. The Distributor has not received any front-end sales charges on Class A shares for the period ended April 30, 2001. Adviser Dealer Services, Inc. received $1,818 of front-end sales charges on Class A shares for the period ended April 30, 2001.

On February 7, 2001 the REIT Fund entered into an agreement with Inland Investment Advisors, Inc. Pursuant to this agreement, Inland deposited with the REIT Fund $50,000 for the payment of expenses associated with the operation of the Fund to the extent the total expenses borne by the Fund exceeded 2.50% of the Fund's average net assets and for the payment of expenses incurred by the Fund in connection with Inland Investment Advisors, Inc. becoming Investment Adviser to the REIT Fund. If the obligations that Inland Investment Advisors, Inc. incurs pursuant to the agreement are less than $50,000 the remainder will be returned to Inland Investment Advisors, Inc. by December 31, 2001. As of April 30, 2001, $11,872 have been incurred and paid pursuant to the agreement.

The Trust has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Trust to reimburse the Distributor for a portion of the costs incurred in distributing the Funds' Class A shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Class A shares. The Growth & Income Fund and REIT Fund incurred $5,612 and $1,904, respectively, in fees pursuant to the Plan for the period ended April 30, 2001.

Firstar Mutual Fund Services, LLC serves as Transfer Agent, Administrator and Accounting services agent for the Fund. Firstar Bank, N.A. serves as Custodian for the Fund.

6).  SUBSEQUENT EVENTS

Effective June 1, 2001, Inland Investment Advisors, Inc. became the Investment Adviser to the REIT Fund, pursuant to an interim Investment Advisory Agreement that will expire no later than October 28, 2001.

7).  RECENT FINANCIAL REPORTING PRONOUNCEMENT

In November 2000, the American Institute of Certified Public Accountants issued a new Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supersedes its predecessor and is effective for fiscal years beginning after December 15, 2000. The new Guide, among other things, sets forth certain accounting principles that must be applied by investment companies and may require a change from their present practices. Investment companies will be required to amortize premiums and discounts on debt securities using the interest method and to record paydown gains and losses on asset-backed securities as adjustments to interest income, not as realized gains and losses. The Funds have adopted the Guide's provisions for the year ending October 31, 2001, and do not expect the adoption of the new guide to have a significant effect on their recognition of income or gains and losses. Further, it will not affect the determination of either net asset values or total returns.

                              INVESTMENT ADVISERS
                                 Uniplan, Inc.
                            8112 West Bluemound Road
                                   Suite 101
                              Milwaukee, WI 53213
                                 (800) 216-9785

                        Inland Investment Advisors, Inc.
                             2901 Butterfield Road
                              Oak Brook, IL 60523
                                 (800) 216-9785

                            ADMINISTRATOR, TRANSFER
                         AGENT & DIVIDEND PAYING AGENT
                       Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                   CUSTODIAN
                               Firstar Bank N.A.
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                 LEGAL COUNSEL
                                Foley & Lardner
                           777 East Wisconsin Avenue
                              Milwaukee, WI  53202

                            INDEPENDENT ACCOUNTANTS
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL 60601